Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value of Financial Instruments
Schedule of fair value measurements

The fair value measurements are as follows (in thousands):

	Quoted Prices in
	active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Successor	(Level 1)	(Level 2)	(Level 3)	Total
As of June 30, 2019
Assets
Money market funds	$113,180	$—	$—	$113,180
	$113,180	$—	$—	$113,180
As of December 31, 2018
Assets
Money market funds	$127,927	$—	$—	$127,927
	$127,927	$—	$—	$127,927